Shareholders' Deficit	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Deficit

10. Shareholders’ Deficit

Convertible Preferred Stock

In June 2015, the Company issued 44,030 shares of Series C Convertible Preferred Stock at $100.00 per share and issued five-year warrants to purchase 446,983 shares of its common stock at $7.41 per share, as adjusted, in a private placement.

The Series C Preferred Stock entitles its holders to a 10% per annum dividend, payable quarterly in cash or in additional shares of Series C Preferred Stock (or a combination of both) as determined by the Company, and may be converted to the Company’s common stock at the option of a holder at a conversion price of $7.41 per share. The Series C Preferred Stock contains anti-dilution conversion price protection allowing the stock’s conversion price to adjust, prior to conversion, should the Company sell common stock at a price below the then current conversion price. The Series C Preferred Stock will automatically convert into common stock upon the occurrence of any of the following: (a) an underwritten public offering of shares of the Company’s common stock providing at least $10 million in gross proceeds, (b) the Company’s common stock closing price being greater than 100% above the conversion price then in effect for at least 40 of 60 consecutive trading days, (c) four years after the closing of the offering of the Series C Preferred Stock, or (d) the written consent of holders representing 50% of the issued and outstanding Series C Preferred Stock. The holders of the Series C Preferred Stock are entitled to vote their shares on an as-converted basis and are entitled to a liquidation preference equal to the stated value (i.e., purchase price) of their shares plus any accrued but unpaid dividends thereon.

In March 2016, an investor converted 500 shares of Series C Convertible Stock at the conversion price of $7.41 per share, as well as received credit for all unpaid cumulative dividends earned through the date of conversion. The investor received a total of 7,289 shares of common stock. As of December 31, 2016 and 2015, the Company had outstanding 43,530 and 44,030, respectively of its Series C Preferred Stock.

Common Stock

The Company’s common stock issuances for the years ended December 31, 2016 and 2015 are as follows:

Common Stock
Balance, December 31, 2014	752,701
Share price conversion adjustment	365,895
Conversion of preferred stock to common stock and payment of preferred dividend with common stock	224,920
Issuance of common stock for professional services	25,556
Share-based compensation	3,203
Issuance of common stock under Associate Stock Purchase Plan	7,378
Warrant exercises	126,605
Shares issued to Lincoln Park Capital Fund under Equity Line Agreement	52,449
Issuance of restricted common stock to Associates, net of forfeitures	3,733
Director equity exchange agreement	(17,014)
Balance, December 31, 2015	1,545,426
Conversion of preferred stock to common stock and payment of preferred dividend with common stock	7,290
Issuance of common stock for professional services and fees	69,256
March 2016 equity offering	189,733
Share-based compensation	21,898
Issuance of common stock under Associate Stock Purchase Plan	13,452
Warrant exercises	256,337
Balance, December 31, 2016	2,103,392

Net cash and non-cash increases to total shareholders’ deficit pursuant to common stock issuances for the year ended December 31, 2016 and 2015 totaled $3.8 million and $5.5 million, respectively.

Warrants

The Company’s warrant activity for the years ended December 31, 2016 and 2015 consisted of the following:

	Number of Shares Issuable Under Warrants	Weighted Avg. Exercise Price	Weighted Remaining Life (Years)
Balance, December 31, 2014	395,720	$46.32	4.57
Issued	880,006	8.90
Exercised	(126,610)	9.89
Balance, December 31, 2015	1,149,116	16.47	3.98
Issued	2,088,365	8.24
Exercised	(341,796)	6.90
Balance, December 31, 2016	2,895,685	11.60	4.23

Certain of the Company’s warrants have a cashless exercise provision, whereby the Company issues shares of common stock based on the difference between the weighted-average trading price of the Company’s common stock for the five consecutive trading days ending on the date immediately preceding the date of the warrant exercise and the stated exercise price of the warrants. As a result of these cashless exercise provisions, the number of common shares issued pursuant to warrant exercises may be different than the total number of warrants exercised during a given period.

As of December 31, 2016 and 2015, the Company’s warrant and conversion feature liabilities consisted of the following:

			Balance as of
Counterparty	Shares Issuable	Current Exercise Price	December 31, 2016	December 31, 2015
			(In thousands)
Former senior lender	-	$-	$-	$537
Mr. Davis	-	-	-	45
Series A, B and C preferred shareholders	398,527	7.41	1,164	2,175
Lincoln Park Capital Fund	76,933	7.41	234	43
Lender of October 2016 notes payable	3,333	7.41	10	-
June 9, 2016 Investors	133,333	7.41	406	-
Convertible noteholders(1)	879,993	8.33	7,369	-
Messrs. Hanson and Davis	22,223	7.41	64	-
Sutter Securities Incorporated	1,875	8.33	5	-
Trooien Capital, LLC	333,333	8.33	968	-
Craft Capital Management LLC	601	8.33	2	-
Warrant and conversion feature liability			10,222	2,800
Less: current portion of warrant and conversion feature liability			(2,870)	-
WARRANT LIABILITY			$7,352	$2,800

(1)    Shares issuable includes only warrants issued in connection with convertible notes.

Warrants that contain anti-dilution price protection are carried as liabilities on the consolidated balance sheets until they are either exercised or no longer subject to anti-dilution protection, after which the value of the warrants is reclassified to additional paid-in capital. The fair value of warrants is determined at the issuance date, and each quarter for warrants recognized as liabilities and carried at fair value, using the Black-Scholes option pricing model using the following significant assumptions, or a Monte Carlo simulation, depending on the instrument.

Stock price:	Published trading market values of the Company’s common stock as of the grant date of the warrants or at the valuation date.

Exercise price:	The stated exercise price of the warrant.

Expected term:	Generally, the Company utilizes the contractual term of the warrant.

Expected dividend:	The rate of dividends that the Company expects to pay over the term of the warrant.

Volatility:	For periods prior to the Company’s public offering, volatility is estimated based on the volatility of comparable peer companies that are publicly traded, and for later periods the Company includes its actual common stock trading history.

Risk-free interest rate:	The daily United States Treasury yield curve rate.

The conversion features on the Company’s convertible notes are accounted for as derivative financial instruments. The Company records all derivatives on the balance sheet at fair value. Changes in the value of the conversion features are reflected in mark-to-market warrant and debt (income) expense on the consolidated statements of operations. The Company obtains a valuation report prepared by a third-party valuation specialist to assist in determining the fair value of the conversion features associated with certain of its convertible notes. If converted by the holders, as of December 31, 2016, the Company would be required to issue 332,614 shares to settle convertible notes convertible at $8.33 per share and 629,725 shares to settle convertible notes convertible at $10.50 per share.

The fair value of the warrants issued was determined using a Monte Carlo simulation or the Black-Scholes option pricing model. For the warrants valued using the Black-Scholes option pricing model, the following assumptions were used for the periods presented:

Year Ended
	December 31, 2016	December 31, 2015

Stock price	$6.08 to $16.88	$9.00 to $25.20
Exercise price	$7.41 to $10.35	$7.41 to $30.38
Expected term	2.5 to 5.0 years	1.0 to 5.0 years
Expected dividend	0%	0%
Volatility	51% to 91%	27% to 96%
Risk-free interest rate	0.71% to 2.07%	0.25% to 1.37%